Other non-current liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other non-current liabilities
41	Other non-current liabilities

		2018
	Note	RMB million
Unredeemed credits under the frequent flyer award programmes (Note 39)	(i)	2,018
Others		18

		2,036

(i)

Prior to January 1, 2018, the Company recorded unredeemed credits under the frequent flyer award programmes with “deferred revenue”. Upon initial application of IFRS 15, the current portion of such unredeemed credits is recorded under “contract liabilities”, whereas the non-current portion is recorded under in “other non-current liabilities”.